Shareholder Report, Holdings (Details) - C000049877	Oct. 31, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	46.40%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(0.70%)
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	11.60%
CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	11.20%
CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	10.80%
CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	9.90%
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	8.90%
CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	8.30%
CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	7.80%
CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
CurrencyExposure_Long_South Africa
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
CurrencyExposure_Long_Indonesia
Holdings [Line Items]
Percent of Net Long Exposure	6.60%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	136.50%
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(0.70%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
AssetCredit Linked Notes
Holdings [Line Items]
Percent of Total Investments	1.60%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.40%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	23.30%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	69.10%